Vanguard Total Treasury ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Total Treasury ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury Total Return Unhedged USD Index (the “Target Index”), which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The Target Index includes U.S. Treasury securities (not including inflation-protected securities, floating rate securities, and certain other security types). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity with that of the Target Index. As of September 30, 2025, the dollar-weighted average maturity of the Target Index was 7.7 years.